Overview, Basis of Presentation and Significant Accounting Policies - Schedule of Accounts Receivable Allowances (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 25, 2017	Aug. 26, 2016	Aug. 28, 2015
Accounting Policies [Abstract]
Beginning balance	$ 228	$ 347	$ 343
Charged to costs and other	652	215	398
Deductions	(566)	(334)	(394)
Ending balance	$ 314	$ 228	$ 347